Deferred tax assets and liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	$ 234		$ (440)
Items previously recognized in other comprehensive income	(358)		(254)
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings			(71)
Total revaluation of deferred tax assets and liabilities	$ (124)		(765)
Total revaluation of current income tax liabilities			(34)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities			(799)
Impact of new tax reform effective tax rate after implemetation of new reform changes	13.00%	8.00%
Impact of new tax reform effective blended tax rate after implemetation of new reform changes	13.00%	22.00%
Continuing operations [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in other comprehensive income			(241)
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings			(66)
Discontinued operations [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement			416
Items previously recognized in other comprehensive income			(13)
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings			(5)
Total revaluation of current income tax liabilities			(3)
Income statement [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in consolidated income statement	$ 234		(440)
Total revaluation of deferred tax assets and liabilities	234		(440)
Total revaluation of current income tax liabilities			(34)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities			(474)
Equity [member]
Deferred tax asset and liability valuation [abstract]
Items previously recognized in other comprehensive income	(358)		(254)
Impact of new tax law income tax relating to revaluation of deferred tax assets on equity based compensation that were previously recognized through retained earnings			(71)
Total revaluation of deferred tax assets and liabilities	$ (358)		(325)
Total revaluation of deferred tax assets and liabilities and current income tax liabilities			$ (325)
Impact of new tax law effective tax rate after implemetation of new law changes		21.00%	35.00%
Impact of new tax law tax on unremitted earnings period allowed for payment		8 years
Impact of new tax law income tax relating to deferred tax assets on unremitted earnings		$ 70